Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	R 29,245	R 26,912	R 20,452
Cost of sales	(25,908)	(28,869)	(23,596)
Production costs	(22,048)	(20,324)	(15,084)
Amortisation and depreciation	(3,508)	(4,054)	(2,570)
Impairment of assets	0	(3,898)	(5,336)
Other items	(352)	(593)	(606)
Gross profit/(loss)	3,337	(1,957)	(3,144)
Corporate, administration and other expenditure	(611)	(731)	(813)
Exploration expenditure	(205)	(148)	(135)
Gains/(losses) on derivatives	(1,678)	484	99
Other operating expenses	(1,201)	(186)	(667)
Operating loss	(358)	(2,538)	(4,660)
Share of profits from associate	94	59	38
Acquisition-related costs	(45)	0	(98)
Investment income	375	308	343
Finance costs	(661)	(575)	(330)
Loss before taxation	(595)	(2,746)	(4,707)
Taxation	(255)	139	234
Net loss for the year	(850)	(2,607)	(4,473)
Attributable to:
Non-controlling interest	28	0	0
Owners of the parent	R (878)	R (2,607)	R (4,473)
Loss per ordinary share (cents)
Total earnings/(loss) (in rand per share)	R (1.64)	R (4.98)	R (10.03)
Diluted loss per ordinary share (cents)
Total diluted earnings/(loss) (in rand per share)	R (1.66)	R (5.00)	R (10.04)